Parent Company Only Condensed Financial Information - Summary of Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 11,385,381	$ 26,773,902
Prepayments and other current assets	4,246,959	6,497,363
Total current assets	37,111,396	54,410,523
Non-current assets
Other non-current assets	1,711,830
Total non current assets	5,557,124	2,727,275
Total assets	42,668,520	57,137,798
Current liabilities
Accrued expenses and other current liabilities	5,513,404	5,860,907
Total current liabilities	23,537,854	26,187,771
Total liabilities	24,802,165	27,628,914
SHAREHOLDERS' (DEFICIT) EQUITY:
Additional paid - in capital	100,820,027	79,883,038
Accumulated other comprehensive income	1,893,379	1,975,487
Accumulated deficit	(84,876,067)	(52,373,422)
Total shareholders' equity	17,866,355	29,508,884	$ (30,036,695)	$ (28,046,016)
Total liabilities and shareholders' equity	42,668,520	57,137,798
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY:
Ordinary shares	21,603	16,368
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY:
Ordinary shares	7,413	7,413
Parent Company
Current assets
Cash	5,449,211	8,300,344
Amounts due from subsidiaries-current	7,534,102	8,162,028
Prepayments and other current assets	1,841,298	4,463,506
Total current assets	14,824,611	20,925,878
Non-current assets
Amounts due from subsidiaries -non-current	40,259,564	38,465,944
Other non-current assets	1,097,980
Total non current assets	41,357,544	38,465,944
Total assets	56,182,155	59,391,822
Current liabilities
Net liabilities in subsidiaries	27,501,236	18,194,078
Amounts due to a subsidiary	9,926,198	9,871,978
Accrued expenses and other current liabilities	888,366	1,816,882
Total current liabilities	38,315,800	29,882,938
Total liabilities	38,315,800	29,882,938
SHAREHOLDERS' (DEFICIT) EQUITY:
Additional paid - in capital	100,820,027	79,883,038
Accumulated other comprehensive income	1,893,379	1,975,487
Accumulated deficit	(84,876,067)	(52,373,422)
Total shareholders' equity	17,866,355	29,508,884
Total liabilities and shareholders' equity	56,182,155	59,391,822
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY:
Ordinary shares	21,603	16,368
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY:
Ordinary shares	$ 7,413	$ 7,413